Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Future Amortization of Intangible Assets	Future amortization of intangible assets is as follows:
2020	$6,250
2021	25,000
2022	25,000
2023	25,000
2024 and thereafter	25,000
Total	$106,250

Amortization of customer contracts are included in depreciation and amortization. For the year ended December 31, 2019, the Company amortized $25,000. Future amortization of intangible assets is as follows:

2020	$25,000
2021	25,000
2022	25,000
2023	25,000
2024 and thereafter	50,000
Total	$125,000